Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Financial Liabilities
Other financial liabilities as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Current
Derivatives liabilities	￦	95,157	38,631
Financial guarantee liabilities		11,370	5,114
Others(*1)		—	119,881

	￦	106,527	163,626

Non-current
Derivatives liabilities	￦	79,984	81,291
Financial guarantee liabilities		7,068	7,858
Others		—	64,633

	￦	87,052	153,782

(*1)
The Company recognized other financial liabilities in connection with the put option agreement which POSCO FUTURE MATERIALS CANADA INC. (formerly, POSCO CHEMICAL CANADA INC.), a subsidiary, entered into with GM Battery Raw Materials Corporation.

Other payables [member]
Statement [LineItems]
Summary of Financial Liabilities
Other payables as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Current
Accounts payable	￦	1,423,402	1,174,097
Accrued expenses		981,609	1,046,891
Dividend payable		4,371	3,261
Lease liabilities		149,384	163,952
Withholdings		307,102	349,277

	￦	2,865,868	2,737,478

Non-current
Accounts payable	￦	15,713	14,143
Accrued expenses		8,102	8,073
Lease liabilities		674,098	760,368
Long-term withholdings		92,489	90,981

	￦	790,402	873,565